Summary of Significant Accounting Policies-Additional Information (Details) - One Srl	Mar. 31, 2022	Jun. 30, 2019
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Equity Method Investment Ownership Percentage		10.00%
Call Option
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Equity Method Investment Ownership Percentage	10.00%